CONSOLIDATED CASH FLOW STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Cash generated from operating activities	¥ 23,478	¥ 27,681	¥ 27,857
Interest received	119	118	313
Interest paid	(3,758)	(2,629)	(2,274)
Income tax paid	(2,107)	(1,406)	(2,162)
Net cash generated from operating activities	17,732	23,764	23,734
Investing activities
Acquisition of subsidiaries, net of cash acquired	(682)	(189)	(69)
Deemed disposal of a subsidiary		(67)
Proceeds from disposal of property, plant and equipment and lease prepayments	5,922	3,111	3,196
Proceeds from sale of a joint venture	7	2
Dividends received from associates	195	143	67
Dividends received from joint ventures	9	18	6
Dividends received from other investments in equity securities and available-for-sale financial assets	18	14	13
Acquisition of term deposits	(313)	(263)	(278)
Proceeds from maturity of term deposits	568	456	1,971
Additions of property, plant and equipment, lease prepayments and other assets	(13,846)	(18,967)	(12,139)
Capital injection into associates	(185)	(34)	(40)
Payments for aircraft lease deposits	(40)	(55)	(123)
Refund of aircraft lease deposits	111	81	141
Withdrawal of pledged bank deposits			324
Net cash used in investing activities	(8,236)	(15,750)	(6,931)
Financing activities
Dividends paid to equity shareholders of the Company	(982)	(785)	(393)
Proceeds from issuance of shares	1,321
Proceeds from bank borrowings	42,854	17,539	34,170
Proceeds from ultra-short-term financing bills	1,000	33,886	8,000
Proceeds from corporate bond		10,000	3,000
Proceeds from medium-term notes		4,689
Repayment of bank borrowings	(18,311)	(46,695)	(62,212)
Repayment of principal under finance lease obligations	(9,835)	(6,994)	(8,209)
Repayment of ultra-short-term financing bills	(22,986)	(19,900)	(3,000)
Capital injection from the non-controlling interests of subsidiaries	404	260	1,360
Dividends paid to non-controlling interests	(261)	(221)	(23)
Payment for purchase of non-controlling interests		(238)	(388)
Net cash used in financing activities	(6,796)	(8,459)	(27,695)
Net increase/(decrease) in cash and cash equivalents	2,700	(445)	(10,892)
Cash and cash equivalents at January 1	4,152	4,560	15,414
Exchange (loss)/gain on cash and cash equivalents	(26)	37	38
Cash and cash equivalents at December 31	¥ 6,826	¥ 4,152	¥ 4,560